Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Schedule of Other Receivables
	December 31,
	2024		2023
	U.S. dollars in thousands
Advances to suppliers	256	*	559
Government institutions	123		38
Other receivables	112	**	-
	491		597

*	Includes $10 thousand paid to ParaZero Technologies Ltd (“ParaZero”), a related party, in 2024. See note 17.

**	Comprised of receivable amount related to SciSparc U.S. See note 17.